SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Jun. 30, 2012
Shares, Nonvested at July 1, 2011	0
Shares, Vested	0
Shares, Forfeited	0
Shares, Nonvested at June 30, 2012	0
Weighted-average grant date fair value, Nonvested at July 1, 2011 (in dollars per share)	$ 0
Weighted-average grant date fair value, Vested (in dollars per share)	$ 0
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 0
Weighted-average grant date fair value, Nonvested at June 30, 2012 (in dollars per share)	$ 0